Restatement of Financial Statements	3 Months Ended
Dec. 31, 2020
Reinvent Technology Partners Z [Member]
Restatement of Financial Statements
Note 2 — Restatement of Financial Statements
In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement warrants the Company issued in November 2020, the Company’s previously issued consolidated financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its consolidated financial statements for the Affected Periods.
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”) (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on November 23, 2020 the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, including with the Company’s independent auditors, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.
Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash
changes in estimated fair value
of the Warrants, based on our application of FASB ASC Topic
815-40,
Derivatives and Hedging, Contracts in Entity
’
s Own Equity
(“ASC
815-40”).
The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC
815-40
to the warrant agreement. The Company reassessed its accounting for Warrants issued on November 23, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements for the periods beginning with the period from October 2, 2020 through December 31, 2020 (collectively, the “Affected Periods”) should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase ordinary shares (the “Warrants”) and should no longer be relied upon. The Warrants were issued in connection with the Company’s Initial Public Offering of 23,000,000 Units and the sale of Private Placement warrants completed on November 23, 2020. Each Unit consists of one of the Company’s Class A ordinary shares, $0.0001 par value, and one-half
of one redeemable warrant. Each whole Warrant entitles the holder to purchase one of Class A ordinary share at a price of $11.50 per share. The Warrants will expire worthless five years from the date of completion of our initial business combination. The material terms of the warrants are more fully described in Note 8 — Derivative Warrant Liabilities. See Note 10 — Fair Value Measurements.
Impact of the Restatement
The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported financial statements as of and for the year ended December 31, 2020:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$231,716,367	$—	$231,716,367

Liabilities and shareholders’ equity
Total current liabilities	$151,244	$—	$151,244
Deferred legal fees	200,000	—	200,000
Deferred underwriting commissions	8,050,000		8,050,000
Derivative warrant liabilities	—	13,467,630	13,467,630

Total liabilities	8,401,244	13,467,630	21,868,874
Class A common stock, $0.0001 par value; shares subject to possible redemption	218,315,120	(13,467,630)	204,847,490
Shareholders’ equity
Preferred stock — $0.0001 par value	—	—	—
Class A common stock — $0.0001 par value	117	135	252
Class B common stock — $0.0001 par value	575	—	575
Additional paid-in-capital	5,230,984	1,240,405	6,471,389
Accumulated deficit	(231,673)	(1,240,540)	(1,472,213)

Total shareholders’ equity	5,000,003	—	5,000,003

Total liabilities and shareholders’ equity	$231,716,367	$—	$231,716,367

	Period From October 2, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(250,366)	$—	$(250,366)
Other (expense) income:
Change in fair value of warrant liabilities	—	(866,050)	(866,050)
Financing costs	—	(374,490)	(374,490)
Unrealized gain on investments held in Trust Account	18,693	—	18,693

Total other (expense) income	18,693	(1,240,540)	(1,221,847)

Net loss	$(231,673)	$(1,240,540)	$(1,472,213)

Basic and Diluted weighted-average Class A common stock outstanding	23,000,000		23,000,000

Basic and Diluted net loss per Class A common shares	$0.00		$—

Basic and Diluted weighted-average Class B common stock outstanding	5,750,000		5,750,000

Basic and Diluted net loss per Class B common shares	$(0.06)		$(0.26)

	Period From October 2, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(231,673)	$(1,240,540)	$(1,472,213)
Adjustments to reconcile net loss to net cash used in operating activities	6,307	1,240,540	1,246,847
Net cash used in operating activities	(1,233,811)	—	(1,233,811)
Net cash used in investing activities	(230,000,000)	—	(230,000,000)
Net cash provided by financing activities	231,856,796	—	231,856,796

Net change in cash	$622,985	$—	$622,985

In addition, the impact to the balance sheet dated November 23, 2020, filed on Form
8-K
on November 28, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in a $12.6 million increase to the derivative warrant liabilities line item at November 23, 2020 and offsetting decrease to the Class A common stock subject to possible redemption mezzanine equity line item.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet dated November 23, 2020.

	As of November 23, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$233,001,707	$—	$233,001,707

Liabilities and shareholders’ equity
Total current liabilities	$1,438,508	$—	$1,438,508
Deferred underwriting commissions	8,050,000	—	8,050,000
Derivative warrant liabilities	—	12,601,580	12,601,580

Total liabilities	9,488,508	12,601,580	22,090,088
Class A common stock, $0.0001 par value; shares subject to possible redemption	218,513,190	(12,601,580)	205,911,610
Shareholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	115	126	241
Class B common stock - $0.0001 par value	575	—	575
Additional paid-in-capital	5,032,916	374,364	5,407,280
Accumulated deficit	(33,597)	(374,490)	(408,087)

Total shareholders’ equity	5,000,009	—	5,000,009

Total liabilities and shareholders’ equity	$233,001,707	$—	$233,001,707